Revenue	6 Months Ended
Jun. 30, 2022
Revenue
Revenue

7.Revenue

The following table summarizes revenue from contracts with customers for the six and three months ended June 30, 2022 and June 30, 2021:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
In-game purchases	241,014	185,481	120,975	102,710
Advertising	10,823	10,852	4,791	6,934
Total	251,837	196,333	125,766	109,644

The following table set forth revenue disaggregated based on geographical location of our payers:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
US	81,385	63,793	42,203	34,849
Europe	53,485	44,589	26,770	23,682
FSU*	26,582	25,539	13,436	13,904
Asia	68,367	45,066	33,043	26,786
Other	22,018	17,346	10,314	10,423
Total	251,837	196,333	125,766	109,644

*Former Soviet Union countries include Russia, Ukraine, Georgia, Belorussia, Uzbekistan, Armenia, Azerbaijan, Kazakhstan, Kyrgyzstan, Moldova, Turkmenistan, Tajikistan, Latvia, Lithuania and Estonia.

99% of the Group’s total revenues for the six months ended June 30, 2022 was generated by Hero Wars game title (98% - for the six months ended June 30, 2021).